Exit and Disposal Activities	9 Months Ended	12 Months Ended
	Oct. 01, 2011	Dec. 31, 2010
Exit and Disposal Activities [Abstract]
EXIT AND DISPOSAL ACTIVITIES

(K)	EXIT AND DISPOSAL ACTIVITIES

The Company has initiated various exit and disposal activities including, but not limited to, the following matters.

During 2010, the Company announced the formation of its new audio/visual control company within the TECH segment called The AVC Group, LLC (“The AVC Group”). Upon the formation of The AVC Group, the operations of Niles Audio Corporation, Elan Home Systems, L.L.C. and Xantech LLC were combined to improve the overall operational efficiencies of these companies. In conjunction with the formation of The AVC Group, the Company is in the process of consolidating and shutting down certain of its facilities and, as a result, recorded net expenses within selling, general and administrative expense, net (“SG&A”) of approximately $0.4 million for the first nine months of 2011 consisting of severance and other expenses. During 2010, the Company recorded approximately $2.8 million (of which approximately $2.6 million was recorded within SG&A) of severance and other expenses related to this activity, of which approximately $0.4 million was recorded in SG&A in the third quarter of 2010. The Company does not anticipate recording any additional expenses related to severance or other costs associated with this activity.

In addition, the Company is in the process of restructuring its Aigis Mechtronics, Inc. (“Aigis”) and Lite Touch, Inc. (“Lite Touch”) facilities within the TECH segment. As a result, during the third quarter and first nine months of 2011, the Company recorded expenses of approximately $0.2 million (of which approximately $0.1 million was recorded within SG&A) and $0.8 million (of which approximately $0.6 million was recorded within SG&A), respectively, related to severance and other costs. The Company anticipates recording additional expenses associated with the restructuring of Aigis and Lite Touch of approximately $0.3 million through the fourth quarter of 2011.

In February 2011, management approved an initial plan to reduce costs and improve production efficiencies at the Company’s subsidiary, Best, and during the third quarter of 2011, our Board of Directors approved additional plans that are expected to further improve the overall operational efficiencies of Best. During the third quarter and first nine months of 2011, the Company recorded expenses within SG&A of the RVP segment of approximately $0.1 million and $0.6 million, respectively, related to severance and other costs. The Company also recorded additional severance costs of approximately $0.4 million and $1.7 million within cost of products sold (“COGS”) during the third quarter and first nine months of 2011, respectively. In the fourth quarter of 2011, the Company transferred certain operations from Italy to Poland in accordance with the plan and is involved in ongoing union negotiations with respect to the employees to be terminated. The Company anticipates recording additional expenses of between approximately $10 million and $13 million related to this restructuring plan consisting of severance and other expenses in the fourth quarter of 2011 and through 2012.

The following table sets forth exit and disposal activity in accordance with ASC 420, “Exit or Disposal Cost Obligations” (“ASC 420”) in the accompanying unaudited condensed consolidated statement of operations for the first nine months of 2011:

			Payments
	Balance		and Asset		Balance
	12/31/10	Provision	Write Downs	Other	10/1/11
	(Amounts in millions)

Employee Separation Expenses:
SG&A	$2.0	$1.6	$(3.1)	$(0.1)	$0.4
COGS	0.1	2.2	(1.9)	—	0.4

Total Employee Separation Expenses	2.1	3.8	(5.0)	(0.1)	0.8

Other Costs and Expenses:
SG&A	0.9	0.5	(1.1)	—	0.3
COGS	—	0.1	(0.1)	—	—

Total Other Costs and Expenses	0.9	0.6	(1.2)	—	0.3

Total Restructuring Activity:
SG&A	2.9	2.1	(4.2)	(0.1)	0.7
COGS	0.1	2.3	(2.0)	—	0.4

	$3.0	$4.4	$(6.2)	$(0.1)	$1.1

Employee separation expenses are comprised of severance, vacation, outplacement and retention bonus payments. Other costs include expenses associated with asset write-downs, terminating other contractual arrangements, costs to prepare facilities for closure, and costs to move equipment and products to other facilities.

13.	RESTRUCTURING CHARGES

During 2010, the Company announced the formation of its new audio/visual control company within the TECH segment called The AVC Group, LLC (“The AVC Group”). Upon the formation of The AVC Group, the operations of Niles Audio Corporation, Elan Home Systems, L.L.C and Xantech LLC were combined to improve the overall operational efficiencies of these companies. In conjunction with the formation of The AVC Group, the Company is in the process of consolidating and shutting down certain of its facilities and, as a result, recorded net expenses of approximately $2.8 million, of which approximately $2.6 million was recorded to selling, general and administrative expense, net (“SG&A”) and approximately $0.2 million was recorded to cost of products sold (“COGS”), for the year ended December 31, 2010, consisting of severance and other expenses. The Company anticipates recording additional expenses related to severance and other costs associated with this activity of approximately $0.9 million through the first half of 2011.

In addition, the Company is in the process of shutting down its Imerge Limited and Aigis Mechtronics, Inc. (“Aigis”) facilities within the TECH segment. As a result, during the year ended December 31, 2010, the Company has recorded expenses of approximately $1.6 million, within SG&A related to severance and other costs. The Company anticipates recording additional expenses associated with the closure of Aigis of approximately $0.1 million through the first half of 2011.

The following table sets forth restructuring activity in accordance with ASC 420, “Exit or Disposal Cost Obligations” (“ASC 420”) in the accompanying consolidated statement of operations for the year ended December 31, 2010:

			Payments
	Balance		and Asset		Balance
	12/31/09	Provision	Write Downs	Other	12/31/10
		(Amounts in millions)

Employee Separation Expenses:
SG&A	$0.3	$3.0	$(1.4)	$0.1	$2.0
COGS	0.1	0.2	(0.2)	—	0.1

Total Employee Separation Expenses	0.4	3.2	(1.6)	0.1	2.1

Other Costs and Expenses:
SG&A	1.4	1.6	(2.3)	0.2	0.9
COGS	—	0.3	(0.3)	—	—

Total Other Costs and Expenses	1.4	1.9	(2.6)	0.2	0.9

Total Restructuring Activity:
SG&A	1.7	4.6	(3.7)	0.3	2.9
COGS	0.1	0.5	(0.5)	—	0.1

	$1.8	$5.1	$(4.2)	$0.3	$3.0

Employee separation expenses are comprised of severance, vacation, outplacement and retention bonus payments. Other restructuring costs include expenses associated with asset write-downs, terminating other contractual arrangements, costs to prepare facilities for closure, and costs to move equipment and products to other facilities.